Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [line items]
Schedule of financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
	2020	2021
(amounts in thousands of euros)		(As restated)
Conditional advances	893	906
Non-convertible bonds	940	2,740
Convertible bonds	—	1,647
Non-current lease obligations	—	225
Non-current financial liabilities	1,833	5,518
Non-current derivative financial instruments	—	536

	AS OF DECEMBER 31,
	2020	2021
(amounts in thousands of euros)		(As restated)
Conditional advances	274	377
Non-convertible bonds	3,454	1,524
Convertible notes	7,357	6,627
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	2,134	3,287
Current lease obligations	—	221
Current financial liabilities	13,219	12,036
Current derivative financial instruments	—	788
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

Schedule of breakdown of financial liabilities by maturity

	AS OF
	DECEMBER 31,	Current	Non-current
	2021	< 1 year	1 to 5 years
(amounts in thousands of euros)	(As restated)	(As restated)	(As restated)	> 5 years
Conditional advances	1,284	378	746	160
Non-convertible bonds	4,264	1,524	2,740	—
Convertible notes	8,274	6,627	1,647	—
Lease liabilities	446	221	225	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,287	3,287	—	—
Total financial liabilities	17,555	12,037	5,358	160
Derivative financial instruments	1,324	788	536

Summary of the sensitivity analysis through the change of inputs in the valuation

As of December 31, 2021
Sensitivity analysis	Tranche 7		Tranche 8
Volatility	85% over	61% over	85% over	61% over
	12 months	6 months	12 months	6 months
Fair value of the convertible notes (in thousands of €)	3,383	3,173	3,903	3,661

Schedule of reconciliation from redemption value to carrying value of financial liabilities

								Change
								in fair					Transfer
								Value					non
				Effect of		Fair-value at		through		Transaction			current
				amortized		initial		profit or		costs	Conver—		to
		Proceeds		costs	New lease	recognition	Fair value	loss	IAS 20	Interest	sion in	Guarantee	current	12/31/2021
(amounts in thousands of euros)	12/31/2020	(As restated)	Repayment	(As restated)	obligations	As restated)	Adjustments	As restated)	Grant	As restated)	equity	deposit	As restated)	As restated)
Conditional advances	893	400	(279)	33					(38)	—			(103)	906
Non-convertible bonds	940	3,927		33			(537)			(97)			(1,524)	2,740
Convertible bonds	—	2,250		15			(590)			(28)				1,647
Non-current financial lease obligations	—		(54)		500					—			(221)	225
Non-current financial liabilities	1,833	5,677	(333)	75	500		(1,127)	—	(38)	125	—		(1,801)	5,518
Non-current financial derivative instrument	—					464		72					—	536
Conditional advances	274	—											103	377
Non-convertible bonds	3,454	—	(3,550)	96									1,524	1,524
Convertible bonds	7,357	14,550	(910)	—				1,707			(16,082)		—	6,627
CIR prefinancing debt	2,134	3,011	(2,252)	43						79		272		3,287
Current financial lease obligations	—												221	221
Current financial liabilities	13,219	17,561	(6,712)	139	—			1,707		79	(16,082)	272	1,801	12,036
Current financial derivative instrument	—					710		78					—	788

Advances
Disclosure of financial liabilities [line items]
Schedule of breakdown of financial liabilities by maturity

(amounts in thousands of euros)	BPI -Sarcob	BPI - BIO101	AFM – Téléthon	BPI - BIO201	Total
As of December 31, 2021	59	495	400	400	1,354
Less than one year	59	220	100	—	379
One to five years	—	275	300	240	815
More than five years	—	—	—	160	160

Schedule of changes in financial liability

(amounts in thousands of euros)	BPI - Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of January 1, 2020	135	774	370	—	1,279
(+) Proceeds from conditional advances	—	—	—	—	—
(-) Repayment	(26)	(110)	—	—	(136)
Subsidies	—	—	—	—	—
Financial expenses	3	13	8	—	24
As of December 31, 2020	112	677	378	—	1,167
(+) Proceeds from conditional advances	—	—	—	400	400
(-) Repayment	(59)	(220)	—	—	(279)
Subsidies	—	—	—	(38)	(38)
Financial expenses	3	18	8	5	33
As of December 31, 2021	56	474	386	367	1,283

Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Schedule of changes in financial liability

(amounts in thousands of euros)	NEGMA ORNANE BSA
As of January 1, 2020	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357
(+) Change in fair value	(1,307)
(-) 2,050,000 shares delivered on August 13, 2022 pursuant to July 16,2021 court decision	(1,521)
(-) 4,950,000 shares issued on July 30, 2022 pursuant to July 16, 2021 court decision	(3,619)
(-) Conversion with cash-settlement	(910)
As of December 31, 2021	—

Summary of accounting treatment of the conversion option

Convertible notes	Tranche 1				Tranche 2
	As of the	As of	As of	As of	As of the	As of	As of	As of
	issue date	December 31,	December 31,	December 31,	issue date	December 31,	December 31,	December 31,
Negma	(08/21/2019)	2019	2020	2021	(12/27/2019)	2019	2020	2021
Number of outstanding convertible notes	300	58	—	—	150	150	99	—
Number of shares issuable upon conversion	6,976,744	3,222,222	—	—	7,500,000	7,500,000	7,000,000	—
Conversion price	€0.43	€0.18	—	—	€0.20	€0.20	N/A	—
Expected term	3 months	1 month	—	—	3 months	3 months	N/A	—
Volatility	83.16%	101.29%	—	—	119.15%	119.15%	N/A	—
Risk-free rate	-0.78%	-0.68%	—	—	-0.78%	-0.78%	N/A	—
Value of the convertible notes (in thousands of €)	4,122	753	—	—	2,262	2,156	7,358	—

Schedule of valuation of warrants issued to NEGMA

	Tranche 1	Tranche 2
Warrants	As of the issue date	As of the issue date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Expected term	3 months	3 months
Volatility	83.16%	119.15%
Risk-free rate	-0.96%	-0.96%
Value of the equity instrument (in thousands of €)	175	111

Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Schedule of changes in financial liability

ATLAS ORNANE - 2020 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2020	—
(+) Net proceeds (1)	8,730
(+/-) Change in the fair value of financial liabilities	4,776
(-) Repayment	(863)
(-) Conversion	(12,643)
As of December 31, 2020	—
(+) Net proceeds (1)	14,550
(+/-) Change in the fair value of financial liabilities	3,017
(-) Conversion	(10,940)
As of December 31, 2021	6,627
(1)	Net proceeds of €8,730 thousand (subscription price of 97% of the nominal value of €9,000 thousand) in 2020 and net proceeds of €14,550 thousand (subscription price of 97% of the nominal value of €15,000 thousand) in 2021.

Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Summary of accounting treatment of the conversion option

	Tranche 1		Tranche 2		Tranche 3
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	-0.57%	—	-0.55%	—	-0.59%	—
Fair value of the convertible notes (in thousands of €)	4,031	—	4,001	—	3,542	—

	Tranche 4		Tranche 5
	As of the issue	As of	As of the issue	As of
	date	December	date	December
ATLAS	(05/27/2021)	31, 2021	(05/27/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	—
Conversion price	€0.89	—	€0.89	—
Volatility	38.82%	—	38.82%	—
Risk-free rate	-0.63%	—	-0.63%	—
Fair value of the convertible notes (in thousands of €)	3,456	—	3,456	—

	Tranche 6		Tranche 7		Tranche 8
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(09/20/2021)	31, 2021	(09/20/2021)	31, 2021	(12/19/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	104	120	120
Conversion price	€0.74	—	€0.74	€0.46	€0.44	€0.46
Volatility	46.34%	—	46.34%	49.65%	59.48%	49.65%
Risk-free rate	-0.68%	—	-0.68%	-0.73%	-0.78%	-0.73%
Fair value of the convertible notes (in thousands of €)	3,518	—	3,518	3,077	3,646	3,550

Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Schedule of changes in financial liability

	KREOS	KREOS	KREOS
	2018	2021 contract	2021	KREOS	KREOS
	contract	Non-	contract	2021	2021
	Non-	Convertible	Convertible	contract	2018	KREOS
	Convertible	bonds	notes	Bifurcated	warrants	2021 day
(amounts in thousands of euros)	bonds	(As retated)	(As restated))	derivatives	buy-back	one gain	Total
As of January 1, 2020	7,417						7,417
(+/-) Amortized cost	189						189
(-) Repayment	(3,214)						(3,214)
As of December 31, 2020	4,392	0	0	0			4,392
(+) Gross proceed Tr A & B		3,250	2,250				5,500
(+)Gross proceed Tr C		579				98	677
(+/-) Fair value Adjustments		(536)	(590)	1,174	(48)		—
(-) Fees charged on the bond loan		(97)	(28)				(125)
(+/-) Fair value of derivative instruments				150			150
(+/-) Amortized cost	96	33	15				144
(-) Repayment	(3,550)						(3,550)
As of December 31, 2021	938	3,229	1,647	1,324	(48)	98	7,188

Bifurcated conversion options of tranches A and B
Disclosure of financial liabilities [line items]
Summary of accounting treatment of the conversion option

	At issuance date	As of December
	(November 19, 2021)	31, 2021
Fair value of bifurcated conversion options of tranches A and B (maturing March 2025)	(As restated)	(As restated)
Number of obligations in circulation	2,250,000	2,250,000
Number of shares that can be subscribed	2,250,000	2,250,000
Share price	€0.451	€0.4949
Exercise price	€0.648	€0.648
Volatility over a 12 months period	85%	85%
Risk-free rate	—%	—%
Credit spread	23.14%	23.14%
Fair value of the derivative instrument (in thousands of euros) (As restated)	(464)	(536)
Change in the fair value of the derivative instrument (in thousands of euros)		(72)

BSA Kreos 2021
Disclosure of financial liabilities [line items]
Summary of accounting treatment of the conversion option

	At issuance date	As of December 31,
	(November 19, 2021)	2021
BSA – KREOS 2021 Derivative instruments	(As restated)	(As restated)
Number of BSAs in circulation	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56
Maturity	7 years	6.88 years
Volatility	85%	85%
Risk-free rate	—	—
Fair value of BSA 2021 issued in favor of KREOS (in K€)	(710)	(788)
Change in the fair value of the derivative instrument (in K€)		(78)